UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896

                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Target 2010 Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                        Shares          Value ($)
                                                                                 --------------------------------
Common Stocks 24.6%
Consumer Discretionary 2.6%
Hotels Restaurants & Leisure 0.1%
McDonald's Corp.                                                                         1,730            50,706
                                                                                                     -----------
Household Durables 0.2%
Harman International Industries, Inc.                                                    1,670           131,228
                                                                                                     -----------
Media 0.8%
Clear Channel Communications, Inc.                                                       2,520            80,489
Time Warner, Inc.*                                                                      15,900           267,279
Viacom, Inc. "B"                                                                         4,050           140,211
                                                                                                     -----------
                                                                                                         487,979

Multiline Retail 1.2%
Dollar General Corp.                                                                     4,800            97,680
Federated Department Stores, Inc.                                                        5,920           340,400
J.C. Penney Co., Inc.                                                                    5,580           264,548
                                                                                                     -----------
                                                                                                         702,628

Specialty Retail 0.3%
Sherwin-Williams Co.                                                                     1,090            48,581
Staples, Inc.                                                                            4,080            77,806
Urban Outfitters, Inc.*                                                                  1,630            72,209
                                                                                                     -----------
                                                                                                         198,596

Consumer Staples 2.4%
Beverages 0.8%
Brown-Forman Corp. "B"                                                                   1,630            90,465
Coca-Cola Co.                                                                            4,680           203,299
PepsiCo, Inc.                                                                            3,400           189,176
                                                                                                     -----------
                                                                                                         482,940

Food & Staples Retailing 0.3%
Safeway, Inc.*                                                                           6,700           142,643
                                                                                                     -----------
Food Products 0.5%
General Mills, Inc.                                                                      6,030           297,882
                                                                                                     -----------
Household Products 0.7%
Procter & Gamble Co.                                                                     7,790           421,828
                                                                                                     -----------
Personal Products 0.1%
Avon Products, Inc.                                                                      1,810            72,545
                                                                                                     -----------
Energy 2.1%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                                                       2,790           261,283
Burlington Resources, Inc.                                                               1,130            54,929
ChevronTexaco Corp.                                                                      5,000           260,000
ConocoPhillips                                                                           1,140           119,529
Devon Energy Corp.                                                                       1,640            74,079
ExxonMobil Corp.                                                                         8,166           465,707
                                                                                                     -----------
                                                                                                       1,235,527

Financials 5.4%
Banks 1.6%
Bank of America Corp.                                                                   13,570           611,193
US Bancorp.                                                                              1,780            49,662
Wachovia Corp.                                                                           4,500           230,310
Zions Bancorp.                                                                             680            47,620
                                                                                                     -----------
                                                                                                         938,785

Capital Markets 1.7%
Lehman Brothers Holdings, Inc.                                                           5,250           481,530
Morgan Stanley                                                                           1,700            89,454
The Goldman Sachs Group, Inc.                                                            4,170           445,314
                                                                                                     -----------
                                                                                                       1,016,298

Consumer Finance 0.5%
MBNA Corp.                                                                              14,780           291,905
                                                                                                     -----------

Diversified Financial Services 0.6%
CIT Group, Inc.                                                                          4,810           193,747
Citigroup, Inc.                                                                          2,306           108,290
JPMorgan Chase & Co.                                                                     2,870           101,856
                                                                                                     -----------
                                                                                                         403,893

Insurance 1.0%
Allstate Corp.                                                                           7,390           415,022
Hartford Financial Services Group, Inc.                                                  1,800           130,266
Prudential Financial, Inc.                                                                 890            50,864
                                                                                                     -----------
                                                                                                         596,152

Health Care 3.2%
Biotechnology 0.5%
Amgen, Inc.*                                                                               880            51,225
Charles River Laboratories International, Inc.*                                          1,120            53,054
Genzyme Corp.*                                                                           1,700            99,637
Invitrogen Corp.*                                                                        1,500           109,905
                                                                                                     -----------
                                                                                                         313,821

Health Care Equipment & Supplies 0.3%
Fisher Scientific International, Inc.*                                                   3,390           201,298
                                                                                                     -----------
Health Care Providers & Services 1.1%
Caremark Rx, Inc.*                                                                       7,210           288,760
Coventry Health Care, Inc.*                                                              2,560           175,181
UnitedHealth Group, Inc.                                                                 1,060           100,181
WellPoint, Inc.*                                                                           810           103,478
                                                                                                     -----------
                                                                                                         667,600

Pharmaceuticals 1.3%
Allergan, Inc.                                                                           1,800           126,702
Johnson & Johnson                                                                        9,114           625,494
                                                                                                     -----------
                                                                                                         752,196

Industrials 2.7%
Aerospace & Defense 1.1%
Goodrich Corp.                                                                           2,320            93,496
Honeywell International, Inc.                                                            2,860           102,274
Lockheed Martin Corp.                                                                    3,640           221,858
Northrop Grumman Corp.                                                                   2,890           158,487
United Technologies Corp.                                                                  680            69,170
                                                                                                     -----------
                                                                                                         645,285

Commercial Services & Supplies 0.2%
Waste Management, Inc.                                                                   4,410           125,641
                                                                                                     -----------
Industrial Conglomerates 0.9%
3M Co.                                                                                     630            48,176
General Electric Co.                                                                    13,110           474,582
                                                                                                     -----------
                                                                                                         522,758

Machinery 0.5%
Deere & Co.                                                                              1,160            72,546
Parker-Hannifin Corp.                                                                    4,160           249,351
                                                                                                     -----------
                                                                                                         321,897

Information Technology 3.8%
Communications Equipment 0.5%
Cisco Systems, Inc.*                                                                     3,210            55,469
Motorola, Inc.                                                                          17,730           271,978
                                                                                                     -----------
                                                                                                         327,447

Computers & Peripherals 1.0%
Dell, Inc.*                                                                              2,100            73,143
EMC Corp.*                                                                              23,100           303,072
International Business Machines Corp.                                                    3,280           250,527
                                                                                                     -----------
                                                                                                         626,742

Internet Software & Services 0.3%
Google, Inc. "A"*                                                                          690           151,800
                                                                                                     -----------
IT Consulting & Services 0.5%
Accenture Ltd. "A"*                                                                      5,000           108,500
Affiliated Computer Services, Inc. "A"*                                                  4,220           201,167
                                                                                                     -----------
                                                                                                         309,667

Semiconductors & Semiconductor Equipment 0.4%
Altera Corp.*                                                                            2,860            59,288
Applied Materials, Inc.*                                                                 5,370            79,852
Broadcom Corp. "A"*                                                                      2,810            84,047
                                                                                                     -----------
                                                                                                         223,187

Software 1.1%
Microsoft Corp.                                                                          4,900           123,970
Oracle Corp.*                                                                           40,560           468,874
Symantec Corp.*                                                                          3,530            66,293
                                                                                                     -----------
                                                                                                         659,137

Materials 0.7%
Chemicals 0.5%
Dow Chemical Co.                                                                         3,250           149,272
PPG Industries, Inc.                                                                     1,740           117,537
                                                                                                     -----------
                                                                                                         266,809

Paper & Forest Products 0.2%
Georgia-Pacific Corp.                                                                    4,110           140,850
                                                                                                     -----------
Telecommunication Services 0.9%
Diversified Telecommunication Services
ALLTEL Corp.                                                                             2,670           152,083
Sprint Corp.                                                                            11,210           249,535
Verizon Communications, Inc.                                                             3,530           126,374
                                                                                                     -----------
                                                                                                         527,992

Utilities 0.8%
Electric Utilities 0.6%
Edison International                                                                     2,320            84,216
Exelon Corp.                                                                             2,410           119,295
PG&E Corp.                                                                               5,160           179,155
                                                                                                     -----------
                                                                                                         382,666

Independent Power Producer & Energy Traders 0.2%
Constellation Energy Group                                                               2,240           117,735
                                                                                                     -----------


Total Common Stocks (Cost $13,631,111)                                                                14,756,063
                                                                                                     -----------

                                                                                      Principal
                                                                                      Amount ($)        Value ($)
                                                                                      ----------        ---------

US Government Backed 75.6%
US Treasury STRIPs, Principal Only, 3.806%**, 11/15/2010 (b)
(Cost $39,556,256)                                                                  55,870,000        45,335,265
                                                                                                     -----------

                                                                                        Shares          Value ($)
                                                                                        ------          ---------

Securities Lending Collateral 30.6%
Daily Assets Fund Institutional, 2.94% (c)(d)
(Cost $18,368,410)                                                                  18,368,410        18,368,410
                                                                                                     -----------
Cash Equivalents 0.0%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $18,235)                                                                          18,235            18,235
                                                                                                     -----------

                                                                                          % of
                                                                                       Net Assets       Value ($)
                                                                                       ----------       ---------

Total Investment Portfolio  (Cost $71,574,012)                                           130.8        78,477,973
Other Assets and Liabilities, Net                                                        -30.8       -18,500,541
                                                                                                     -----------
Net Assets                                                                               100.0        59,977,432
                                                                                                     ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2010 Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2010 Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005